VESSELS HELD UNDER CAPITAL LEASES - Book Value of Vessels Held Under Capital Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Capital Leased Assets [Roll Forward]
Balance at December 31, 2016	$ 2,956
Depreciation	(444)
Balance at June 30, 2017	$ 2,512